MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2005 to the

Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 42 for the MassMutual Select Overseas Fund:

Average Annual Total Returns (for the periods ended December 31, 2004)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes—Class S	17.98%	3.69%
Return After Taxes on Distributions – Class S	17.63%	3.63%
Return After Taxes on Distributions and Sale Of Fund Shares – Class S	12.50%	3.24%
Return Before Taxes – Class Y	17.84%	3.63%
Return Before Taxes – Class L	17.77%	3.50%
Return Before Taxes – Class A +	10.77%	1.60%
Return Before Taxes – Class N +	16.12%	23.93%
MSCI EAFE^	20.25%	4.92%

+	Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such a 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the first full paragraph on page 148:

(2) Currency Transactions – The Strategic Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

B3001M-05-1

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2005 to the

L Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 42 for the MassMutual Select Overseas Fund:

Average Annual Total Returns (for the periods ended December 31, 2004)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class L	17.77%	3.50%
Return After Taxes on Distributions – Class L	17.42%	3.43%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	12.31%	3.06%
MSCI EAFE^	20.25%	4.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such a 401(k) plans or individual retirement accounts.

^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the first full paragraph on page 104:

(2) Currency Transactions – The Strategic Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

B3001L-05-1

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2005 to the

S Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 42 for the MassMutual Select Overseas Fund:

Average Annual Total Returns (for the periods ended December 31, 2004)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class S	17.98%	3.69%
Return After Taxes on Distributions – Class S	17.63%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	12.50%	3.24%
MSCI EAFE^	20.25%	4.92%

The following information replaces similar information found on page 43 for the MassMutual Select Overseas Fund:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such a 401(k) plans or individual retirement accounts.

^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the first full paragraph on page 103:

(2) Currency Transactions – The Strategic Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

B3001S-05-1

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2005 to the

Y Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 42 for the MassMutual Select Overseas Fund:

Average Annual Total Returns (for the periods ended December 31, 2004)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class Y	17.84%	3.63%
Return After Taxes on Distributions – Class Y	17.49%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares – Class Y	12.39%	3.18%
MSCI EAFE^	20.25%	4.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such a 401(k) plans or individual retirement accounts.

^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the first full paragraph on page 103:

(2) Currency Transactions – The Strategic Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

B3001Y-05-1

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2005 to the

N Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 42 for the MassMutual Select Overseas Fund:

Average Annual Total Returns (for the periods ended December 31, 2004)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class N	16.12%	23.93%
Return After Taxes on Distributions – Class N	15.79%	23.76%
Return After Taxes on Distributions and Sale of Fund Shares – Class L	11.12%	20.69%
MSCI EAFE^	20.25%	4.92%

*	Performance for Class N shares of the Fund prior to December 31, 2002 is based on Class A shares, adjusted to reflect Class N expenses, and also reflects any applicable sales charge in the Average Annual Total Returns table.

The following information replaces similar information found on page 43 for the MassMutual Select Overseas Fund:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect any applicable sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such a 401(k) plans or individual retirement accounts.

^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the first full paragraph on page 105:

(2) Currency Transactions – The Strategic Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

B3001N-05-1

MASSMUTUAL SELECT FUNDS

Supplement dated May 12, 2005 to the

A Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 43 for the MassMutual Select Overseas Fund:

Average Annual Total Returns (for the periods ended December 31, 2004)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (5/1/01)
Return Before Taxes – Class A*	10.77%	1.60%
Return After Taxes on Distributions – Class A	10.46%	1.53%
Return After Taxes on Distributions and Sale of Fund Shares – Class A	7.66%	1.40%
MSCI EAFE^	20.25%	4.92%

*	Performance for Class A shares of the Fund reflects any applicable sales charge.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes but do reflect the initial sales charge.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such a 401(k) plans or individual retirement accounts.

^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

The following information replaces similar information found in the first full paragraph on page 106:

(2) Currency Transactions – The Strategic Bond Fund, the Strategic Balanced Fund, the Fundamental Value Fund, the Value Equity Fund, the Large Cap Value Fund, the Blue Chip Growth Fund, the Large Cap Growth Fund, the Growth Equity Fund, the Aggressive Growth Fund, the Focused Value Fund, the Small Company Value Fund, the Mid Cap Growth Equity Fund, the Mid Cap Growth Equity II Fund, the Small Cap Growth Equity Fund, the Small Company Growth Fund, the Emerging Growth Fund, the Overseas Fund, and the Destination Retirement Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

B3001A-05-1